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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-775-3837

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 – March 31, 2013

Item 1. Reports to Stockholders

2013 ANNUAL REPORT

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

MARCH 31, 2013

FUND

Russell Equity ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with a single investment portfolio referred to as a Fund.

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Annual Report

March 31, 2013

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc. member FINRA, not affiliated with Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, and are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Russell Investments is the owner of the trademarks, service marks, and copyrights related to its respective indexes.

To Our Shareholders

If the last few years have taught us anything, it’s that being a patient, long-term investor isn’t always easy. It takes courage and commitment to stay invested when the moods of the markets swing from euphoria to panic, with very little provocation. A comment made by a European leader, a government official in the U.S. or simply a news media spokesperson can send the markets racing up or spiraling down. But this is the world in which we live and invest today and, consequently, it has never been more important to have a long-term financial plan, realistic goals and timelines, and regular check-ins with your financial advisor.

As a result of these gyrations, the journey this past year may have felt more negative than the actual performance of the broad markets. Despite the past year’s ups and downs, the Russell® Equity ETF has performed well. As of March 31, 2013, the Russell Equity ETF is up nearly 11.82% for the one year period (3/31/12 to 3/31/13).

On the following pages you can gain additional insights by reviewing the Russell Exchange Traded Funds Trust’s March 31, 2013 Annual Report for the Russell Equity ETF, including a portfolio management discussion and more detailed fund performance information.

Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve financial security.

Best regards,

Sandra Cavanaugh

CEO, Americas Private Client Services

Russell Investment Management Company

Performance quoted represents past performance and does not guarantee future results.

To Our Shareholders	3

Russell Exchange Traded Funds Trust

Market Summary as of March 31, 2013 — (Unaudited)

Global equity markets posted solid gains for the fiscal year ended March 31, 2013. Despite a weak start primarily due to political and economic concerns in Europe and concerns over slowing global growth, strong government policy responses helped propel markets upward through the second half of the fiscal year. U.S. equities outperformed non-U.S. equities, as the Russell Developed Large Cap Index finished up 12.2%, while the Russell Developed Large Cap ex-U.S. Index finished up 10.5%. Despite a strong equity environment, emerging markets lagged developed markets, as the Russell Emerging Markets Index finished up only 2.9% for the year. Within U.S. equities, small capitalization stocks outpaced large capitalization stocks, as the Russell 2000® Index gained 16.3% compared to a 14.4% gain in the Russell 1000® Index.

Global equity markets opened the fiscal year with sharp pullbacks during the second quarter of 2012, particularly in the non-U.S. equity space, as the Russell Developed Large Cap ex-U.S. Index finished the quarter down 7.4% versus the Russell Developed Large Cap Index, which lost 5.2%. Much of the market volatility was centered on the political and economic uncertainty in the Eurozone. Political instability in France, two elections in Greece, and banking sector issues in Spain drove market volatility. European losses were also exacerbated by the decline in the Euro. Elsewhere, emerging markets declined over fears of slowing global growth. Larger emerging market countries such as China (-7.5%), Brazil (-18.1%), and Russia (-15.4%) underperformed smaller emerging market countries, as measured by the Russell Emerging Markets Index. Although the U.S. also pulled back, the world’s largest economy remained the safer haven, as the Russell 1000® Index lost only 3.1% over the quarter. Due to the generally risk averse environment, higher beta and higher volatility stocks were penalized over the period.

Equity markets reversed course over the third quarter in response to strong policy actions across the globe, as non-U.S. equities generally outpaced U.S. equities. The Russell Developed Large Cap ex-U.S. Index gained 7.6%, compared to the Russell Developed Large Cap Index, which gained 6.8%. Promises made by the European Central Bank (“ECB”) to buy as much sovereign debt as necessary to keep the Eurozone intact, and extensions of asset purchase programs for the U.S. Federal Reserve and Bank of Japan, were positively received by markets despite ongoing structural issues in Europe and softening economic data in the U.S. Europe was the strongest beneficiary, as Germany (13.3%), Italy (7.2%), and Spain (11.6%) were among the top performing countries for the period, as measured by the Russell Global Index. Non-U.S. markets’ outperformance was also helped by a depreciation of the U.S. Dollar over the quarter. Emerging markets outpaced developed markets over the third quarter due to renewed global optimism and policy responses. Emerging markets were led by South Asian countries such as India (14.7%) and Thailand (14.8%), as measured by the Russell Global Index.

Despite a fourth quarter dominated by U.S. fiscal cliff concerns and unresolved Eurozone crisis issues, equity markets extended their gains through the end of the calendar year. Non-U.S. equity markets outpaced the U.S. over the quarter. Japanese stocks were particularly strong for the quarter (gaining 17% as measured by the Russell Global Index), as the newly elected Prime Minister Shinzo Abe vowed to fight the country’s deflation with aggressive monetary easing. However, much of the local currency gains were offset by notable depreciation in the Yen. Stocks gained in Europe as well, on indications that worst case scenarios such as a Eurozone breakup had been avoided. In particular, Germany (8.5%) and France (10.6%) experienced notable gains, as measured by the Russell Global Index. In the U.S., equities were modestly positive, with the Russell 1000® Index gaining 0.1% for the quarter, as higher beta and higher volatility stocks outperformed quality and defensive stocks.

In the final quarter of the fiscal year ended March 31, 2013, equity markets posted solid gains, led by the U.S. and Japan, while Europe and emerging markets lagged. U.S. equity markets gained amid a positive economic outlook, driven by continued improvements in housing prices, a drop in the unemployment rate, and stronger non-farm payroll figures. These factors also provided a tailwind for the U.S. dollar, which strengthened against the Euro and Yen. Japanese equities continued to benefit from aggressive “re-inflating” policies by the Japanese government. Despite optimism in the U.S. and Japan, Europe dealt with continued political issues, from Italian elections failing to secure a united coalition, to an ECB, International Monetary Fund, and European Union rescue of Cyprus, the latest country to seek a “bail in” of overleveraged Cypriot banks. Emerging markets equities lagged developed markets equities for the quarter, characterized by differentiated returns across emerging market constituents. Larger countries such as China (-2.7%) and Brazil (-0.4%) lagged smaller countries such as the Philippines (18.9%) and Thailand (16.7%), as measured by the Russell Global Index.

4	Market Summary

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Russell Exchange Traded Funds Trust

Russell Equity ETF

Portfolio Management Discussion and Analysis — March 31, 2013 (Unaudited)

Average Annual Total Return
	Net Asset Value	Market Value‡	Russell Developed Large Cap Index**
1 Year	11.79%	11.82%	12.24%
Inception*§	10.18%	10.18%	10.43%

Cumulative Total Return
	Net Asset Value	Market Value‡	Russell Developed Large Cap Index**
1 Year	11.79%	11.82%	12.24%
Inception*	32.35%	32.35%	33.22%

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance may be obtained by visiting www.russelletfs.com/Products/ONEF_Performance.

6	Portfolio Management Discussion and Analysis

Russell Exchange Traded Funds Trust

Russell Equity ETF

Portfolio Management Discussion and Analysis — March 31, 2013 (Unaudited)

The Russell Equity ETF (the “Fund”) is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in shares of equity Underlying ETFs.

What is the Fund’s investment objective?

The Fund seeks to provide long-term capital appreciation.

How did the Fund perform relative to its benchmark for the fiscal year ended March 31, 2013?

For the fiscal year-ended March 31, 2013, the Russell Equity ETF gained 11.79%. This is compared to the Fund’s benchmark, the Russell Developed Large Cap Index, which gained 12.24% during the same period. The Fund’s performance includes operating expenses, whereas the index returns are unmanaged and do not include expenses of any kind.

How did the market conditions described in the Market Summary report affect the Fund’s performance?

The Fund is a fund of funds and its performance is based on the performance of the Underlying ETFs in which the Fund invests.

In a positive year for global equities, the Fund benefited from its global equity allocation. In particular, the Fund benefited from its exposure to U.S. equities, as U.S. equity markets outperformed non-U.S. equity markets. However, a notable headwind for the Fund’s benchmark relative performance was its dedicated exposure to emerging markets equities, which notably lagged developed markets equities. The Fund maintained its emerging markets exposure during a period that saw the Russell Emerging Markets Index finish up 2.87%, compared to the Russell Developed Large Cap Index (which contains no emerging markets exposure), which finished up 12.24%.

How did the investment strategies and techniques employed by the Fund and the Underlying ETFs affect the Fund’s performance?

As part of the strategic asset allocation, the Fund maintains exposure to emerging markets equities, which is an out-of-benchmark position. The Vanguard FTSE Emerging Markets ETF, whose weight in the total portfolio ranged from 5% — 10%, finished the period up 1.55%, which was a large detractor from the Fund’s benchmark relative performance. During the year, the Fund maintained an underweight position in Europe versus both the benchmark and the Fund’s target strategic allocation (via the Vanguard FTSE Europe ETF), which positively contributed as Europe generally underperformed other developed markets. Consequently, an overweight to the U.S. relative to the benchmark and the Fund’s target strategic allocation (via the iShares Russell 1000® Index Fund) also contributed positively to performance, as the U.S. performed strongly relative to non-U.S. developed markets. However, an overweight to large cap growth (via the iShares Russell 1000® Growth Index Fund) detracted from the Fund’s benchmark relative performance, as growth stocks underperformed broad U.S. large cap equities. Lastly, out-of-benchmark weights in small cap (via the Vanguard Russell 2000® ETF and iShares MSCI EAFE Small Cap Index Fund) positively contributed, as small cap outperformed large cap over the period.

Describe any changes to the Fund’s structure or allocation to the Underlying Funds.

On May 7, 2012, the Fund reduced its allocation to the Vanguard FTSE Emerging Markets ETF and Vanguard FTSE Europe ETF relative to its target strategic allocation over political concerns in Europe as well as global growth concerns. The Fund also increased its weight in the iShares Russell 1000® Index Fund and iShares Russell 1000® Growth Index Fund relative to target strategic weights, and added the Russell 1000® Low Volatility ETF to the lineup.

On October 4, 2012, the Fund removed its allocation to the Russell 1000® Low Volatility ETF, moderately added back weight to the Vanguard FTSE Emerging Markets ETF and iShares Russell 1000® Index Fund, and increased its allocation to the Vanguard FTSE Pacific ETF.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of Russell Investment Management Company (“RIMCo”), or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Exchange Traded Funds Trust (“RET”) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RET Fund.

*	The Fund first issued shares on May 11, 2010.

**	The Russell Developed Large Cap Index offers investors access to the large-cap segment of the global equity universe. It is constructed to provide a comprehensive and unbiased barometer for the large-cap segment of this market and is completely reconstituted annually to accurately reflect the changes in the market over time.

‡	Market return is based on the market price per share of the Fund.

§	Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Management Discussion and Analysis	7

Russell Exchange Traded Funds Trust

Russell Equity ETF

Shareholder Expense Example — March 31, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from October 1, 2012 to March 31, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value October 1, 2012	$1,000.00	$1,000.00
Ending Account Value March 31, 2013	$1,112.30	$1,023.25
Expenses Paid During Period*	$1.84	$1.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

8	Shareholder Expense Example

Russell Exchange Traded Funds Trust

Russell Equity ETF

Schedule of Investments — March 31, 2013

Amounts in thousands (except share amounts)

	Shares		Market Value $

Investments in Other ETFs - 99.6%
iShares MSCI Canada Index Fund	5,465		156
iShares MSCI EAFE Small Cap Index Fund	6,145		270
iShares Russell 1000 Growth Index Fund	4,233		302
iShares Russell 1000 Index Fund	51,300		4,474
Vanguard FTSE Emerging Markets ETF	14,998		643
Vanguard FTSE European ETF	6,606		325
Vanguard FTSE Pacific ETF	9,931		576
Vanguard MSCI EAFE ETF	50,741		1,849
Vanguard Russell 2000	9,358		704

Total Investments in Other ETFs
(cost $8,756)			9,299

Short-Term Investments - 0.5%
Russell U.S. Cash Management Fund	45,455	(¥)	45

Total Short-Term Investments
(cost $45)			45

Total Investments - 100.1%
(identified cost $8,801)			9,344

Other Assets and Liabilities, Net - (0.1%)			(10)

Net Assets - 100.0%			9,334

(¥)	Unrounded units.

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	9

Russell Exchange Traded Funds Trust

Russell Equity ETF

Presentation of Portfolio Holdings — March 31, 2013

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Investments in Other ETFs	$9,299	$—	$—	$9,299	99.6
Short-Term Investments	—	45	—	45	0.5

Total Investments	9,299	45	—	9,344	100.1

Other Assets and Liabilities, Net					(0.1)

					100.0

For a description of the levels and disclosure on transfers between levels 1, 2 and 3 during the period ended March 31, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10	Presentation of Portfolio Holdings

Russell Exchange Traded Fund Trust

Russell Equity ETF

Statement of Assets and Liabilities — March 31, 2013

Amounts in thousands
Assets
Investments, at identified cost	$8,801
Investments, at market*	9,344
Receivables:
Dividends	21

Total assets	9,365

Liabilities
Payables:
Accrued fees to affiliates	4
Income distribution	27

Total liabilities	31

Net Assets	$9,334

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$—
Accumulated net realized gain (loss)	(79)
Unrealized appreciation (depreciation) on investments	543
Additional paid-in capital	8,870

Net Assets	$9,334

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$31.11
Net assets	$9,333,702
Shares outstanding	300,000
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$45

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	11

Russell Exchange Traded Fund Trust

Russell Equity ETF

Statement of Operations — For the Period Ended March 31, 2013

Amounts in thousands
Investment Income
Income Distributions from Underlying ETFs	$115

Total investment income	115

Expenses
Management fees	18

Total expenses	18

Net investment income (loss)	97

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(25)
In-kind redemptions	19

Net realized gain (loss)	(6)

Net change in unrealized appreciation (depreciation) on investments	422

Net realized and unrealized gain (loss)	416

Net Increase (Decrease) in Net Assets from Operations	$513

See accompanying notes which are an integral part of the financial statements.

12	Statement of Operations

Russell Exchange Traded Fund Trust

Russell Equity ETF

Statements of Changes in Net Assets — For the Periods Ended

Amounts in thousands	March 31, 2013	March 31, 2012*	December 31, 2011**
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$97	$7	$138
Net realized gain (loss)	(6)	1	254
Net change in unrealized appreciation (depreciation)	422	621	(1,312)

Net increase (decrease) in net assets from operations	513	629	(920)

Distributions
From net investment income	(98)	(8)	(138)
From return of capital	—	—	(13)

Net decrease in net assets from distributions	(98)	(8)	(151)

Share Transactions***
Net increase (decrease) in net assets from share transactions	3,211	(3)	(3,678)

Total Net Increase (Decrease) in Net Assets	3,626	618	(4,749)

Net Assets
Beginning of period	5,708	5,090	9,839

End of period	$9,334	$5,708	$5,090

Undistributed (overdistributed) net investment income included in net assets	$—	$—	$—

***	Share transaction amounts (in thousands) for the period ended March 31, 2013, March 31, 2012 and December 31, 2011 were as follows:

	2013		2012*		2011**
	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares created	200	$5,993	—	$—	500	$13,998
Shares redeemed	(100)	(2,782)	—	(3)	(654)	(17,676)

Total increase (decrease)	100	$3,211	—	$(3)	(154)	$(3,678)

*	For the period January 1, 2012 to March 31, 2012.
**	For the period January 1, 2011 to December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	13

Russell Exchange Traded Funds Trust

Russell Equity ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Return of Capital
March 31, 2013	28.54	.54	(a)(d)	2.76	3.30	(.73)	—
March 31, 2012(2)	25.45	.03	(a)(d)	3.10	3.13	(.04)	—
December 31, 2011	27.80	.36	(a)(d)	(2.13)	(1.77)	(.53)	(.05)
December 31, 2010(1)	25.00	.35		2.81	3.16	(.36)	—

See accompanying notes which are an integral part of the financial statements.

14	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(f)	% Ratio of Expenses to Average Net Assets, Net(e)(f)		% Ratio of Net Investment Income to Average Net Assets(b)(e)		% Portfolio Turnover Rate(c)(g)
(.73)	31.11	11.82	9,334	.35	.35	(d)	1.87	(d)	11
(.04)	28.54	12.21	5,708	.58	.35	(d)	.48	(d)	—	(h)
(.58)	25.45	(6.32)	5,090	.65	.35	(d)	1.29	(d)	6
(.36)	27.80	12.62	9,839	.57	.53		3.57		—

(1)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(2)	For the period January 1, 2012 to March 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Fund in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”).
(e)	Periods less than one year are annualized.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(h)	Less than 0.5%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	15

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements — March 31, 2013

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company with a single investment portfolio that was in operation as of March 31, 2013. This financial statement reports on the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Russell Investment Management Company (“Adviser” or “RIMCo”) employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The fund values portfolio securities according to Board-approved securities valuation procedures. The Fund values the shares of the Underlying ETFs at the last reported sale or settlement price. The board has delegated the responsibility for administration of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

16	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2013

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationship. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Fund estimates the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

The Fund had no transfers between Levels 1, 2 and 3 for the period ended March 31, 2013.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which transactions may occur. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of any other funds.

For each year, the Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Fund.

The Fund files a U.S. tax return. At March 31, 2013, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax return filed for fiscal years ending December 31, 2010 through December 31, 2011, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	17

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2013

The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying ETFs sold at a loss, wash sale deferrals and in-kind transactions. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels and the Fund may own different proportions of the Underlying ETFs at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying ETFs to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to credit risks with respect to the Assets approximates their carrying value as recorded in the Underlying ETFs’ Statement of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended March 31, 2013, purchases and sales of the Underlying ETFs (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell Equity ETF	$598,420	$611,104

In-kind transactions during the period ended March 31, 2013, were as follows:

	Purchases	Sales

Russell Equity ETF	$5,987,792	$2,776,850

18	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2013

4.	Related Party Transactions, Fees and Expenses

RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides trade placement services to RET and RIMCo.

The Fund may also invest its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of March 31, 2013, the Fund had invested $45,455 in the Russell U.S. Cash Management Fund.

The management fee of 0.35% is based upon the average daily net assets of the Fund and is payable monthly. The Adviser pays all expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. Management fees paid by the Fund for the period ended March 31, 2013, were $18,191.

Waivers

Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that total annual fund operating expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. For the period ended March 31, 2013, there were no fees waived by RIMCo.

RIMCo does not have the ability to recover amounts waived from previous periods.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended March 31, 2013, were $4,039.

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 Funds, Russell Investment Funds (“RIF”), which has 10 Funds and RET, which has 1 Fund. As of November 1, 2012, the Fund’s then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Fund who also serve as trustees of RIC and RIF. Therefore, as of November 1, 2012, each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year; each of its interested Trustees a retainer of $65,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh is not compensated by the Russell Fund Complex for service as a Trustee. Effective January 1, 2013, the annual retainer paid to independent trustees increased to $87,000 and the annual retainer paid to interested trustees who are not employees of the Adviser or its affiliates increased to $75,000. In addition, effective January 1, 2013, the Nominating and Governance Committee Chair compensation increased to $12,000 annually.

5.	Federal Income Taxes

At March 31, 2013, the Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Available capital loss carryforwards and expiration dates are as follows:

	No Expiration		Totals
	Short-term	Long-term
Russell Equity ETF	$46,297	$32,306	$78,603

Notes to Financial Statements	19

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2013

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Russell Equity ETF

Cost of Investments	$8,801,033

Unrealized Appreciation	$586,187
Unrealized Depreciation	(43,350)

Net Unrealized Appreciation (Depreciation)	$542,837

Undistributed Ordinary Income	$—
Undistributed Long-Term Capital Gains (Capital Loss Carryforward)	$(78,603)
Tax Composition of Distributions
Ordinary Income	$97,771
Tax-Exempt Income	$—
Long-Term Capital Gains	$—
Distributions in Excess	$828
Tax Return of Capital	$—

6.	Fund Share Transactions

As of March 31, 2013, there were an unlimited number of $0.001 par shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. The Shares are listed on the New York Stock Exchange Arca (the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s custodian. A Creation Unit of the Fund consists of 50,000 Shares. Transactions in shares for the Fund for the periods ended March 31, 2013, March 31, 2012 and December 31, 2011 can be found following the Statement of Changes in Net Assets.

7.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date the financial statements were available to be issued and noted no items requiring adjustments of the financial statements or additional disclosures.

20	Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

of Russell Equity ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Russell Equity ETF (the “Fund”) at March 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Seattle, WA

May 10, 2013

Report of Independent Registered Public Accounting Firm	21

Russell Exchange Traded Funds Trust

Russell Equity ETF

Frequency Distribution of Discounts and Premiums — March 31, 2013 (Unaudited)

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Premium/Discount Range	Number of Days*	Percentage of Total Days
Greater than 0.20% and less than or equal to 1.00%	19	1.80%
Greater than 0.05% and less than or equal to 0.20%	186	17.60%
Greater than -0.05% and less than or equal to 0.05%	487	46.06%
Greater than -0.20% and less than or equal to -0.05%	240	22.71%
Greater than -1.00% and less than or equal to -0.20%	125	11.83%

	1,057	100.00%

*	Number of days are based on inception date which is one day prior to commencement of operations.

22	Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust

Russell Equity ETF

Tax Information — March 31, 2013 (Unaudited)

For the tax year ended March 31, 2013, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the tax year ended March 31, 2013, the Funds hereby designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.

The Form 1099 you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Russell Equity ETF	86.6%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended March 31, 2013:

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information	23

Russell Exchange Traded Funds Trust

Russell Equity ETF

Shareholder Requests for Additional Information — March 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

24	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust

Russell Equity ETF

Matters Submitted to a Vote of Shareholders — March 31, 2013 (Unaudited)

There was a Special Meeting of the Russell Exchange Traded Funds Trust (the “Investment Company”) held at 1301 2nd Ave, 18th Floor, Seattle, Washington 98101 on October 26, 2012.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompanies the description of each matter.

1. Election of new Trustees of the Investment Company

Vote:

	For	% Votes Cast	Withheld	% Votes Cast
Sandra Cavanaugh	132,017	99.92%	100	0.08%
Daniel P. Connealy	131,968	99.89%	149	0.11%
Thaddas L. Alston	131,968	99.89%	149	0.11%
Kristianne Blake	132,017	99.92%	100	0.08%
Cheryl Burgermeister	132,017	99.92%	100	0.08%
Jonathan Fine	131,968	99.89%	149	0.11%
Raymond P. Tennison, Jr.	131,968	99.89%	149	0.11%
Jack R. Thompson	131,968	99.89%	149	0.11%
Julie W. Weston	132,017	99.92%	100	0.08%

2. Adoption of an Amendment to the Investment Company’s Second Amended and Restated Agreement and Declaration of Trust regarding reduction of the time period between notice of a liquidation and the termination of the Russell Equity ETF

Vote:

For	Against	Broker Non-Vote
7,594	169	124,353

Matters Submitted to a Vote of Shareholders	25

Russell Exchange Traded Trust Funds

Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers — March 31, 2013 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, Russell Investment Funds (“RIF”), which has 10 funds and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2012 Trustee since 2012	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified

•President and CEO RIC, RIF and RET

•Chairman of the Board, President and CEO, Russell Financial Services, Inc. (“RFS”)

•Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”)

•Director, RIMCo

•Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency)

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)

•1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services (investment company)

				51	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

26	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Trust Funds

Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued — March 31, 2013 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
##Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	51	None

###Jonathan Fine Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA (charitable organization)(“UWKC”)	51	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012 Chairman of the Investment Committee since 2012	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	51	None

Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012 Chairman since 2012	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds (investment company) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services)	51	• Director, Avista Corp (electric utilities); • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the RIC Funds and is therefore classified as an Interested Trustee.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of UWKC and in light of charitable contributions made by Russell Investments to UWKC.
*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	27

Russell Exchange Traded Trust Funds

Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued — March 31, 2013

(Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified.	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	51	• Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee, ALPS Series Trust (investment company)

Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012 Chairman of the Nominating and Governance Committee since 2012	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	51	None

Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012 Chairman of the Audit Committee since 2012	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company) • September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company)	51	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified	• Retired	51	None

*	Each Trustee is subject to mandatory retirement at age 72.

28	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Trust Funds

Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued — March 31, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2011	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC • 2005 to 2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2012	Until successor is chosen and qualified by Trustees

•  CEO, U.S. Private Client Services, Russell Investments

•  President and CEO, RIC, RIF and RET

•  Chairman of the Board, Co-President and CEO, RFS

•  Chairman of the Board, President and CEO, RFSC

•  Director, RIMCo

•  Chairman of the Board and President, RIA

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•  1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 2011	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET • Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (nondepository trust company) and RFS

Peter Gunning Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2012	Until removed by Trustees

•  Global Chief Investment Officer, Russell Investments

•  Chief Investment Officer, RIC and RIF

•  Director, Frank Russell Company (investment consultant to institutional investors (“FRC”))

•  Chairman of the Board, President and CEO, RIMCo

•  1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2011	Until successor is chosen and qualified by Trustees	• Associate General Counsel, FRC • Secretary, RIMCo, RFSC and RFS • Secretary and Chief Legal Officer, RIC, RIF and RET • 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	29

Russell Exchange Traded Funds Trust

Russell Equity ETF

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Jonathon Fine

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison

Jack R. Thompson

Julie W. Weston

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1420 Fifth Avenue, Suite 1900

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

30	Adviser and Service Providers

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

Item 2. Code of Ethics. [Annual Report Only]

(a)	As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer (“Code”).

(b)	That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)	full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;

3)	compliance with applicable laws and governmental rules and regulations;

4)	the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)	accountability for adherence to the Code.

(c)	The Code was restated as of December 2011; the restatement did not involve any material change.

(d)	As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.

(e)	Not applicable.

(f)	The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Jack R. Thompson has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2012	$263,100
2013	$14,250

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services
2012	$0	Performance of the audit of the Trust’s financial statements
2013	$0	Performance of the audit of the Trust’s financial statements

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services
2012	$142,400	Tax services
2013	$128,977	Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services
2012	$0	Review excise reconciliations, transfer agent internal controls analysis, overhead/travel
2013	$0	Review excise reconciliations, transfer agent internal controls analysis, overhead/travel

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Exchange Traded Fund Trust (“RET”)

Audit and Non-Audit Services Pre-Approval Policy

Effective Date: August 31, 2011

I.	Statement of Purpose.

This Policy has been adopted by the Audit Committee (the “Audit Committee”) of Russell Exchange Traded Fund Trust (“RET”) to apply to any and all engagements of the independent auditor to RET for audit, non-audit, tax or other services. The term “Fund” shall collectively refer to RET. The term “Investment Adviser” shall refer to the Fund’s advisor, Russell Investment Management Company (“RIMCo”). This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Fund’s independent auditor.

II.	Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of a Fund’s Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the fund. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services (“non-audit services”) performed by the independent auditor for the fund to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the fund would be deemed impaired if the auditor provides a service whereby it:

•	Functions in the role of management of the fund, the adviser of the fund or any other affiliate* of the fund;

•	Is in the position of auditing its own work; or

•	Serves in an advocacy role for the fund, the adviser of the fund or any other affiliate of the fund.

Accordingly, it is the Fund’s policy that the independent auditor for the Fund must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Fund. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Fund of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of

*	For purposes of this Policy, an affiliate of the Fund is defined as the Fund’s investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

The Fund’s Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Fund’s independent audit. The Fund’s Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Fund that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.	Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.	Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Fund require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Fund for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Fund’s systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include statutory audits and services associated with the Fund’s SEC registration statement on Form N-1A, periodic reports and documents filed with the SEC or other documents issued in connection with the Fund’s securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

V.	Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Fund, or the separate financial statements for a series of the Fund that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services. “Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial report or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

VI.	Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Fund, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services. Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Fund’s investments outside the United States. The Audit Committees will consult with the Treasurer of the Fund or outside counsel to determine that the Fund’s tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

VII.	All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule. Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services are as follows:

•	Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•	Financial information system design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources services

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the Fund, or the Investment Advisor, authorize the independent auditor for the Fund to provide prohibited non-audit services.

VIII.	Pre-Approval Fee Levels or Budgeted Amounts.

Pre-Approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Fund and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Fund (including any such services for affiliates subject to pre-approval by the Audit Committee).

IX.	Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RET Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Fund who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Fund and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearing Committee that, in their view, the request or application is consistent with the SEC’s rules governing auditor independence.

The Internal Audit Department of Frank Russell Company, the parent company of RIMCo, and the officers of RET will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department of Frank Russell Company or an officer of RET.

X.	Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Fund and its affiliates, including Frank Russell Company. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RET and Franks Russell Company and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees	0%
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2012	$0
2013	$0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certifications for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certifications for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 20, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 20, 2013